Related Party Transaction (Details Narrative) (10K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2006
Consulting services fees	$ 6,000	$ 12,000	$ 42,000	$ 27,300
Royalty expense	$ 1,072	$ 1,496	$ 2,412	$ 2,957
Jarrold R. Bachmann [Member]
Royalty per case					$ 1.20